SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and VIEs have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowance, amortization of licensed copyrights, recoverability and useful lives of long-lived assets, consumption patterns for licensed copyrights, fair values of stock options to purchase the Company’s ordinary shares, forfeiture rates for options and restricted stock (units) granted, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and VIEs determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange losses included in the consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011 were nil, RMB7 and RMB5,949 (US$945), respectively.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and long-term debt. The carrying values of these financial instruments, other than long-term debt, approximate their fair values due to their short-term maturities.

The carrying value of long-term debt approximates its fair value due to the fact that the related interest rates are reset each year based on prevailing market interest rates.

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments which approximate their fair value.

During the years ended December 31, 2009, 2010 and 2011, the Company recorded interest income from short-term investments of RMB1,082, RMB337 and RMB 15,535 (US$2,468) in the consolidated statements of operations, respectively.

The short-term investments balance was nil and RMB1,400,858 (US$ 222,574) as of December 31, 2010 and 2011.

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Impairment of long-lived assets

In accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall, long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Long term investment

Long term investment relates to a 5% equity investment in Trade Lead Investment Ltd. (“Trade Lead”), a privately —held company and related party (refer to Note 20). Since the Company did not have significant influence over the equity investment as of December 31, 2011, the cost method of accounting is used. In January 2012, the Company purchased the remaining 95% of equity interest of Trade Lead. Please refer to Note 21 — Subsequent Events.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

Non-episodic film costs

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Non-episodic film costs are only capitalized when the revenue stream related to the produced videos is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific video and the ultimate revenue can be reasonably estimated.

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

Episodic film costs

Due to the same uncertainty of making reliable estimates as for non-episodic films, for episodic films, estimates of ultimate revenues are limited to the amount of revenue contracted for each episode. Accordingly, production costs incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.

The Company amortizes such costs for each episode in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the current period (denominator) which is related to each episode.

Intangible assets

Licensed copyrights relate to titles to movies, television series and other video content acquired from external parties. Through 2010, such content was amortized using the straight-line method over the estimated useful lives of related licensed copyrights. Effective January 1, 2011, based on an accumulation of data gathered on historical viewing patterns of its licensed content, the Company changed the method of amortizing licensed movie and television series copyrights from straight-line to an accelerated method, which is preferable on the basis that it results in a pattern of amortization that is more reflective of the consumption of the assets. Because the effect of this change in accounting principle is inseparable from the effect of the change in accounting estimate, the change was accounted for as a change in estimate. As a result, the Company has applied the change prospectively. This change in accounting estimate increased net loss, basic loss per share and loss per ADS by RMB70.9 million (US$11.3 million), RMB0.04 (US$0.01) and RMB0.64 (US$0.10), respectively, for the year ended December 31, 2011. The amortization of licensed video content other than movies and television series is on a straight-line basis, as either the consumption pattern based on historical viewing data supports this method or insufficient historical viewing data is available. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary.

The advertising license is amortized using the straight-line method over the remaining term of the license.

As of December 31, 2011, intangible assets have weighted-average useful lives from the date of purchase as follows:

Licensed copyrights	2.53 years
Advertising license	28 years

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall.

Online advertising services

Advertising contracts are signed to establish the fixed price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria were met. For contracts where the Group provides customers with marketing services that contain multiple deliverables (e.g., advertisements in different formats to be delivered over different periods of time), the Group recognizes revenue pursuant to ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, which was adopted by the Company on January 1, 2011. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method. The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future undelivered items. Due to the nature of the Group’s advertisement arrangements, wherein revenue is contingent upon the delivery of undelivered items, revenue is recognized ratably over the performance period of the last deliverable in the arrangement. Revenue is deferred when non-refundable payments are received from customers prior to satisfaction of revenue recognition criteria discussed above.

Revenue from advertising programs

The Group participates in the advertising programs run by third parties and places links to the advertisements of their customers on their website. On a monthly basis, the Group obtains data on the user traffic and the number of visitors’ clicks from these programs, the Group recognizes revenues based on contractual rates applied to user traffic and the number of visitors’ clicks on the advertisements on the Group’s website.

Barter transactions

The Group enters into cross-promotional agreements, which represent advertising-for-advertising barter transactions, and follows ASC subtopic 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group also enters into copyright exchange transactions from time to time. These transactions are non-monetary transactions similar to barter transactions. The Group did not recognize revenue for such barter and exchange transactions since the fair value is not determinable for any of the periods presented. The volume of such transactions is not significant.

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC subtopic 605-50-25, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	37,866	86,602	180,644	28,701

Business tax and surcharges

Business tax and surcharges for the years ended December 31, 2009, 2010 and 2011 of RMB16,624, RMB38,472 and RMB 90,215 (US$ 14,334), respectively, were recorded in cost of revenues (Note 9) in the consolidated statements of operations. The Group’s time-based online advertising services and advertising programs are subject to business taxes, surcharges and cultural development fees totaling 8.5% of revenues before deduction for commissions to agencies.

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expense for the years ended December 31, 2009, 2010 and 2011 were RMB7,317, RMB15,790 and RMB 40,290 (US$6,401), respectively.

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s website as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2009, 2010 and 2011.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

The Group applies the provisions of ASC subtopic 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs. As the Company continues to be in a net operating loss position, the uncertain tax positions are recognized as a reduction to the net operating loss in the year they potentially impact.

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of  stock options, warrants and vesting of restricted stock units, using the treasury stock method.

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize compensation costs on the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and accounts receivable. As of December 31, 2011, the Group has RMB 2,292,538 (US$ 364,248) in cash and cash equivalents, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There was one customer who individually accounted for greater than 10% of net revenues for the year ended December 31, 2009, Beijing Hylink Advertising Co., Ltd., which accounted for 11% of net revenues and RMB17,039 for the year ended December 31, 2009. For the years ended December 31, 2010 and 2011, no customer accounted for greater than 10% of net revenues.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 4.6% in 2011. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2009, 2010 and 2011, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in the Company’s other comprehensive loss was RMB47, RMB11,094 and RMB94,225 (US$14,971), respectively.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income or loss

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income or loss is reported in the consolidated statements of changes in shareholders’ equity (deficit). Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011- 11, Disclosures about Offsetting Assets and Liabilities. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after January 1, 2013. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB issued ASU No. 2011- 08, Testing of Goodwill for Impairment. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued ASU No. 2011- 05, Presentation of Comprehensive Income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity.  Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for the Company beginning January 1, 2012.

In May 2011, the FASB issued ASU No. 2011- 04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRS. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs.  The new guidance will be effective for the Company beginning January 1, 2012.  Other than requiring additional disclosures, the Company does not anticipate any material impact on its consolidated financial statements upon adoption.